Financial risk management - Summary of sensitivity of life insurance contracts and reinsurance contracts (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Insurance risk [member] | Mortality/morbidity rate [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (11,560)	S/ (13,198)
Impact on income/CSM before taxes, net of reinsurance, Increase	(9,942)	(12,808)
Impact on net equity, gross of reinsurance, Increase	(12,038)	(5,827)
Impact on net equity of reinsurance, Increase	S/ (10,420)	(5,264)
Change in assumptions, Decrease	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 11,150	13,048
Impact on income/CSM before taxes, net of reinsurance, Decrease	10,048	12,642
Impact on net equity, gross of reinsurance, Decrease	11,470	6,062
Impact on net equity of reinsurance, Decrease	S/ 10,368	5,488
Insurance risk [member] | Longevity [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (215,592)	(210,185)
Impact on income/CSM before taxes, net of reinsurance, Increase	(215,592)	(210,185)
Impact on net equity, gross of reinsurance, Increase	(179,819)	(172,323)
Impact on net equity of reinsurance, Increase	S/ (179,819)	(172,323)
Change in assumptions, Decrease	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 157,253	147,670
Impact on income/CSM before taxes, net of reinsurance, Decrease	157,253	147,670
Impact on net equity, gross of reinsurance, Decrease	125,713	114,215
Impact on net equity of reinsurance, Decrease	S/ 125,713	114,215
Insurance risk [member] | Expenses [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (38,400)	(32,980)
Impact on income/CSM before taxes, net of reinsurance, Increase	(38,274)	(32,985)
Impact on net equity, gross of reinsurance, Increase	(33,987)	(28,421)
Impact on net equity of reinsurance, Increase	S/ (33,862)	(28,426)
Change in assumptions, Decrease	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 38,394	32,960
Impact on income/CSM before taxes, net of reinsurance, Decrease	38,330	33,006
Impact on net equity, gross of reinsurance, Decrease	33,980	28,407
Impact on net equity of reinsurance, Decrease	S/ 33,916	28,453
Insurance risk [member] | Expiration and abandonment rate [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ 11,536	11,877
Impact on income/CSM before taxes, net of reinsurance, Increase	10,589	11,699
Impact on net equity, gross of reinsurance, Increase	7,267	8,871
Impact on net equity of reinsurance, Increase	S/ 6,320	8,629
Change in assumptions, Decrease	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ (12,300)	(12,787)
Impact on income/CSM before taxes, net of reinsurance, Decrease	(11,206)	(12,522)
Impact on net equity, gross of reinsurance, Decrease	(7,665)	(9,367)
Impact on net equity of reinsurance, Decrease	S/ (6,571)	(9,023)
Liquidity risk [member] | Mortality/morbidity rate [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (32,566)	(24,696)
Impact on income/CSM before taxes, net of reinsurance, Increase	S/ (21,822)	(17,314)
Change in assumptions, Decrease	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 33,422	25,277
Impact on income/CSM before taxes, net of reinsurance, Decrease	S/ 22,119	18,034
Liquidity risk [member] | Longevity [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (40,650)	(37,318)
Impact on income/CSM before taxes, net of reinsurance, Increase	S/ (40,650)	(37,318)
Change in assumptions, Decrease	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 75,852	77,609
Impact on income/CSM before taxes, net of reinsurance, Decrease	S/ 75,852	77,609
Liquidity risk [member] | Expenses [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (26,561)	(20,613)
Impact on income/CSM before taxes, net of reinsurance, Increase	S/ (26,686)	(20,608)
Change in assumptions, Decrease	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 26,543	20,591
Impact on income/CSM before taxes, net of reinsurance, Decrease	S/ 26,606	20,544
Liquidity risk [member] | Expiration and abandonment rate [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Change in assumptions, Increase	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Increase	S/ (3,941)	(1,562)
Impact on income/CSM before taxes, net of reinsurance, Increase	S/ (4,485)	(1,972)
Change in assumptions, Decrease	10.00%
Impact on income/CSM before taxes, gross of reinsurance, Decrease	S/ 4,852	1,944
Impact on income/CSM before taxes, net of reinsurance, Decrease	S/ 5,480	S/ 2,375